Contents of Significant Accounts - Movement of Loss Allowance (Detail) - Trade receivables [member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Beginning balance	$ 39,578	$ 86,595
Net charge for the period	8,574	(47,017)
Ending balance	$ 48,152	$ 39,578